Tax - Net deferred tax assets/liabilities by type (Details 3) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net deferred tax assets
Deferred tax assets	SFr 71	SFr 259
Net operating loss carry-forwards	7,796	7,720
Net operating loss carry-forwards, after allocation of valuation allowances	29	138
Temporary differences	42	121
Deferred tax liabilities	113	670
Deferred Tax Assets (Liabilities), Net	(42)	SFr (411)
Net deferred tax assets change	369
Accumulated undistributed earnings from foreign subsidiaries	28
Minimum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	0
Maximum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	SFr 16